Property and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, gross	$ 3,244,029		$ 3,281,467
Less: accumulated depreciation and impairment	(3,194,029)		(2,443,600)
Property and equipment, net	$ 50,000	$ 0	837,867
Minimum [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	7 years
Computer Equipment [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	3 years
Property, plant and equipment, gross	$ 173,147		193,596
Office Furniture And Equipment [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, gross	$ 238,661		247,679
Office Furniture And Equipment [Member] | Minimum [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	5 years
Office Furniture And Equipment [Member] | Maximum [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	7 years
Computer Software Intangible Asset [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	3 years
Property, plant and equipment, gross	$ 125,412		125,412
Laboratory Equipment [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	7 years
Property, plant and equipment, gross	$ 1,117,173		1,120,693
Leasehold Improvements [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross	$ 684,515		683,295
Manufacturing Equipment [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life	7 years
Property, plant and equipment, gross	$ 905,121		$ 910,792